2012 Acquired Business - Condensed Combined Statement of Loss (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
REVENUES
Time Charter Revenues	$ 123,364	$ 155,591	$ 157,595
Net Pool Revenues	62,328	48,158	74,587
Voyage charter revenues	238		2,871
Interest income from investments	11,499	11,323	5,297
Total revenues	197,429	215,072	240,350
OPERATING EXPENSES
Voyage expenses	4,618	3,449	5,301
Vessel operating expenses	89,215	84,089	81,650
Time-charter hire expense	3,950	4,046
Depreciation and amortization	72,365	74,482	77,317
General and administrative	14,930	16,125	16,620
Vessel impairments and net loss on sale of vessels	352,546	58,034	1,864
Goodwill impairment		19,294
Total operating expenses	537,624	259,519	182,752
(Loss) income from operations	(340,195)	(44,447)	57,598
OTHER ITEMS
Interest expense	(20,009)	(40,539)	(51,140)
Interest income	50	71	100
Realized and unrealized loss on derivative instruments	(7,963)	(27,783)	(28,684)
Other (expense) / income	(2,064)	(377)	(1,016)
Total other items	(29,986)	(68,628)	(80,740)
Net (loss) income	(370,181)	(113,075)	(23,142)
Historical Teekay Tankers [Member]
REVENUES
Time Charter Revenues	89,847	78,780	86,244
Net Pool Revenues	53,617	30,894	47,914
Voyage charter revenues	238		24
Interest income from investments	11,499	11,323	5,297
Total revenues	155,201	120,997	139,479
OPERATING EXPENSES
Voyage expenses	4,369	2,697	2,544
Vessel operating expenses	69,811	42,056	44,453
Time-charter hire expense	3,950	4,046
Depreciation and amortization	58,868	43,185	45,455
General and administrative	12,364	8,609	9,789
Vessel impairments and net loss on sale of vessels	352,546		1,864
Goodwill impairment		13,310
Total operating expenses	501,908	113,903	104,105
(Loss) income from operations	(346,707)	7,094	35,374
OTHER ITEMS
Interest expense	(8,351)	(4,185)	(7,513)
Interest income	48	57	97
Realized and unrealized loss on derivative instruments	(3,992)	(11,444)	(10,536)
Other (expense) / income	(2,016)	(587)	(1,113)
Total other items	(14,311)	(16,159)	(19,065)
Net (loss) income	(361,018)	(9,065)	16,309
2012 Acquired Business [Member]
REVENUES
Time Charter Revenues	33,517	76,811	71,351
Net Pool Revenues	8,711	17,264	26,673
Voyage charter revenues			2,847
Total revenues	42,228	94,075	100,871
OPERATING EXPENSES
Voyage expenses	249	752	2,757
Vessel operating expenses	19,404	42,033	37,197
Depreciation and amortization	13,497	31,297	31,862
General and administrative	2,566	7,516	6,831
Vessel impairments and net loss on sale of vessels		58,034
Goodwill impairment		5,984
Total operating expenses	35,716	145,616	78,647
(Loss) income from operations	6,512	(51,541)	22,224
OTHER ITEMS
Interest expense	(11,658)	(36,354)	(43,627)
Interest income	2	14	3
Realized and unrealized loss on derivative instruments	(3,971)	(16,339)	(18,148)
Other (expense) / income	(48)	210	97
Total other items	(15,675)	(52,469)	(61,675)
Net (loss) income	$ (9,163)	$ (104,010)	$ (39,451)